Related Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Percentage control of Officers and Directors			100.00%		100.00%
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Compensation to the Executive Officers	$ 265,964	$ 322,792	$ 1,227,127	$ 1,240,904
Percentage control of Officers and Directors			0.18%		0.30%